OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22359

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246

(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450  Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:      May 31, 2013

Date of reporting period:    August 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)
COMMON STOCKS - 95.6%	Shares	Value
Consumer Discretionary - 26.3%
Auto Components - 1.8%
Autoliv, Inc.	38	$2,253

Distributors - 0.7%
LKQ Corp. *	24	906

Diversified Consumer Services - 1.7%
Coinstar, Inc. *	42	2,147

Hotels, Restaurants & Leisure - 5.4%
Panera Bread Co. *	12	1,859
Penn National Gaming, Inc. *	26	1,022
Wyndham Worldwide Corp.	74	3,858
		6,739
Household Durables - 1.8%
Jarden Corp.	47	2,272

Internet & Catalog Retail - 2.5%
Expedia, Inc.	62	3,184

Leisure Equipment & Products - 1.6%
Polaris Industries, Inc.	27	2,030

Specialty Retail - 10.8%
AutoNation, Inc. *	45	1,809
DSW, Inc.	23	1,484
PetSmart, Inc.	46	3,262
Sally Beauty Holdings, Inc. *	33	908
Signet Jewelers Ltd.	55	2,522
Tractor Supply Co.	21	2,005
Ulta Salon, Cosmetics & Fragrance, Inc.	16	1,504
		13,494
Energy - 3.2%
Energy Equipment & Services - 1.1%
Helmerich & Payne, Inc.	29	1,324

Oil, Gas & Consumable Fuels - 2.1%
SandRidge Energy, Inc. *	155	1,018
Western Refining, Inc.	57	1,594
		2,612

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.6% (Continued)	Shares	Value
Financials - 6.3%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. *	11	$1,294
Janus Capital Group, Inc.	144	1,256
		2,550
Commercial Banks - 1.3%
Cullen/Frost Bankers, Inc.	30	1,668

Insurance - 1.3%
XL Group plc	70	1,618

Real Estate Management & Development - 1.7%
CBRE Group, Inc. *	121	2,094

Health Care - 9.4%
Biotechnology - 2.5%
Genomic Health, Inc. *	17	586
Incyte Corp. *	38	760
Myriad Genetics, Inc. *	23	575
Onyx Pharmaceuticals, Inc. *	9	647
United Therapeutics Corp. *	11	595
		3,163
Health Care Equipment & Supplies - 1.6%
Volcano Corp. *	70	1,980

Health Care Providers & Services - 2.4%
Hanger, Inc. *	24	687
Select Medical Holdings Corp. *	56	580
Universal Health Services, Inc.	43	1,718
		2,985
Life Sciences Tools & Services - 2.9%
Illumina, Inc. *	58	2,441
PAREXEL International Corp. *	43	1,238
		3,679
Industrials - 13.5%
Commercial Services & Supplies - 2.5%
Iron Mountain, Inc.	51	1,673
Rollins, Inc.	63	1,467
		3,140
Electrical Equipment - 0.8%
EnerSys, Inc. *	25	931

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Machinery - 4.1%
Nordson Corp.	33	$1,941
Valmont Industries, Inc.	13	1,648
Wabtec Corp.	20	1,563
		5,152
Professional Services - 2.6%
Robert Half International, Inc.	42	1,105
Towers Watson & Co.	40	2,173
		3,278
Road & Rail - 2.0%
Hertz Global Holdings, Inc. *	174	2,467

Trading Companies & Distributors - 1.5%
United Rentals, Inc. *	59	1,906

Information Technology - 32.5%
Electronic Equipment, Instruments & Components - 4.2%
Dolby Laboratories, Inc. *	49	1,626
FEI Co.	26	1,396
Jabil Circuit, Inc.	101	2,301
		5,323
Internet Software & Services - 9.7%
Akamai Technologies, Inc. *	58	2,176
Dice Holdings, Inc. *	73	582
IAC/InterActiveCorp	64	3,318
MercadoLibre, Inc.	31	2,467
Rackspace Hosting, Inc. *	60	3,599
		12,142
IT Services - 9.4%
Alliance Data Systems Corp. *	18	2,478
Cardtronics, Inc. *	21	593
FleetCor Technologies, Inc. *	32	1,382
Gartner, Inc. - Class A *	47	2,321
Heartland Payment Systems, Inc.	52	1,580
Lender Processing Services, Inc.	60	1,684
Total System Services, Inc.	75	1,738
		11,776
Semiconductors & Semiconductor Equipment - 2.2%
Entegris, Inc. *	147	1,292
NXP Semiconductors N.V. *	64	1,492
		2,784
Software - 7.0%
Informatica Corp. *	28	913
SolarWinds, Inc. *	88	4,829
TIBCO Software, Inc. *	102	3,052
		8,794

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.6% (Continued)	Shares	Value
Materials - 4.4%
Chemicals - 1.2%
Albemarle Corp.	27	$1,478

Construction Materials - 1.1%
Eagle Materials, Inc.	31	1,322

Containers & Packaging - 1.6%
Silgan Holdings, Inc.	49	2,054

Paper & Forest Products - 0.5%
KapStone Paper & Packaging Corp. *	34	681

Total Common Stocks (Cost $114,574)		$119,926

MONEY MARKET FUNDS - 3.9%	Shares	Value

Fidelity Institutional Money Market Portfolio, 0.16% (a) (Cost $4,939)	4,939	$4,939

Total Investments at Value — 99.5% (Cost $119,513)		$124,865

Other Assets in Excess of Liabilities — 0.5%		621

Net Assets — 100.0%		$125,486

* Non-income producing security.

(a) The rate shown is the 7-day effective yield as of August 31, 2012.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

1. Securities Valuation

APEXcm Small/Mid Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$119,926	$-	$-	$119,926
Money Market Funds	4,939	-	-	4,939
Total	$124,865	$-	$-	$124,865

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of August 31, 2012, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2012:

Tax cost of portfolio investments	$119,553

Gross unrealized appreciation	$7,928
Gross unrealized depreciation	(2,616)

Net unrealized appreciation	$5,312

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of August 31, 2012, the Fund had 32.5% of the value of its net assets invested in stocks within the Information Technology sector. From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhami
Nitin N. Kumbhami, Principal Executive Officer of APEXcm Small & Mid Cap Growth Fund

Date	September 21, 2012

By (Signature and Title)*		/s/ Julie M. Schmuelling
Julie M. Schmuelling, Treasurer

Date	September 21, 2012

* Print the name and title of each signing officer under his or her signature.